                           BNY Hamilton Funds, Inc.

                        Supplement dated March 5, 2008
  To BNY Hamilton Fixed Income Funds Prospectus--Class A and Investor Shares,
                             dated April 30, 2007

   Effective March 3, 2008, the fee waiver that The Bank of New York (the "Advisor") has voluntarily agreed to in order to limit the overall amount of the BNY Hamilton Enhanced Income Fund's (the "Fund") "Total Annual Operating Expenses" with respect to Class A Shares is 0.62% of the Fund's average daily net assets allocable to Class A Shares. In connection with this action, the following change is made to the Prospectus referenced above:

      1. Footnote "b" of the Fee Table in the section entitled "BNY Hamilton Enhanced Income Fund" is deleted and replaced with the following:

          (b) The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Class A Shares' "Total annual operating expenses" to 0.62% of the Fund's average daily net assets allocable to Class A Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

                           BNY Hamilton Funds, Inc.

                        Supplement dated March 5, 2008
            To BNY Hamilton Funds Prospectus--Institutional Shares,
                             dated April 30, 2007

   Effective March 3, 2008, the fee waiver that The Bank of New York (the "Advisor") has voluntarily agreed to in order to limit the overall amount of the BNY Hamilton Enhanced Income Fund's (the "Fund") "Total Annual Operating Expenses" with respect to Institutional Shares is 0.37% of the Fund's average daily net assets allocable to Institutional Shares. In connection with this action, the following change is made to the Prospectus referenced above:

      1. Footnote "b" of the Fee Table in the section entitled "BNY Hamilton Enhanced Income Fund" is deleted and replaced with the following:

          (b) The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Institutional Shares' "Total annual operating expenses" to 0.37% of the Fund's average daily net assets allocable to Institutional Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

                           BNY Hamilton Funds, Inc.

                        Supplement dated March 5, 2008
                                      To
          BNY Hamilton Money Market Funds Prospectus--Classic Shares
          BNY Hamilton Money Market Funds Prospectus--Premier Shares BNY Hamilton Money Market Funds Prospectus--Hamilton Shares
                           each dated April 30, 2007

   Effective March 3, 2008, the name of the BNY Hamilton New York Tax-Exempt Money Fund has been changed to the "BNY Hamilton New York AMT-Free Municipal Money Fund." All references to the BNY Hamilton New York Tax-Exempt Money Fund are deleted and replaced with references to the BNY Hamilton New York AMT-Free Municipal Money Fund.

   In connection with this change, the following additional changes are made to the Prospectuses referenced above.

   1. The text of the sub-section entitled "Principal Investment Strategies" in the section now entitled "BNY Hamilton New York AMT-Free Municipal Money Fund" is deleted and replaced with the following:

      The Fund seeks to maintain a stable $1 per share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The Fund may not hold an investment with more than 397 days remaining to maturity (as determined under Rule 2a-7 under the Investment Company Act of 1940), and the Fund maintains an average dollar-weighted portfolio maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7, which imposes diversification standards, credit quality restrictions and maturity limits on individual securities and the Fund's portfolio as a whole.

      Under normal market conditions, the Fund invests exclusively in New York municipal obligations, the interest on which is exempt from federal and New York State and City personal income tax and the federal alternative minimum tax. Municipal obligations are debt obligations issued by a state, territory, or possession of the United States or a political subdivision, public instrumentality, agency or other governmental unit of such a state, territory, or possession (e.g., county, city, town, village, district and authority). New York municipal obligations whose interest is exempt from federal and New York State and City personal taxes and the federal alternative minimum tax include those issued by the State of New York and certain U.S. territories and possessions, such as The Commonwealth of Puerto Rico, Guam and the Virgin Islands, and their political subdivisions, instrumentalities, agencies, and other governmental units. Municipal obligations in which the Fund may invest include: general obligation notes and bonds; tax exempt commercial paper; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; private activity bonds, such as industrial development bonds; revenue bonds; bond anticipation notes; revenue anticipation notes; and participations in pools of municipal obligations.

      Consistent with its investment objective, the Fund:

       . as a fundamental policy, invests at least 80% of its Assets in New York municipal obligations that are exempt from federal, New York State and New York City personal income tax (however, market conditions may from time to time limit the availability of these obligations). These obligations are also exempt from the federal alternative minimum tax. "Assets" means net assets plus the amount of borrowings for investment purposes;

       . may acquire stand-by commitments ("Municipal Puts") from banks or broker-dealers with respect to municipal obligations purchased on behalf of the Fund. The Fund obtains the right to sell specified municipal obligations at a set price within a specified period from the issuing bank or broker-dealer. This feature may result in a lower interest rate on the underlying municipal obligation than if the municipal obligation had been purchased without the Municipal Put. The Fund intends to acquire the Municipal Puts solely to facilitate portfolio liquidity; and

       . may invest to a significant extent in securities with floating or variable rates of interest.

      As a temporary defensive measure, the Fund may invest in taxable high quality money market instruments. To the extent that the Fund might do so, it may not meet its investment objective.

      The Advisor (as defined in "Investment Advisor") selects investments for the Fund by conducting a credit analysis on prospective issuers and identifying investments in which the Fund is eligible to invest. Investments are then bought and sold with an eye toward maintaining an average dollar-weighted portfolio maturity that is targeted based on (i) the Advisor's expectations for interest rate movements and (ii) to the extent known by the Advisor, shareholder flows. In any event, the Fund will maintain an average portfolio maturity of 90 days or less, as described above.

   2. The seventh paragraph of the sub-section entitled "Main Investment Risks" in the section now entitled "BNY Hamilton New York AMT-Free Municipal Money Fund" is deleted and replaced with the following:

      Political or legal actions could change the tax-exempt status of the Fund's dividends, potentially making previously tax-exempt dividends taxable. In addition, there is a risk that the issuer of the security could fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences and could negatively impact the security's value.

      Also, to the extent that the Fund invests in taxable municipal obligations as a temporary defensive measure, a portion of its income would be subject to regular federal and/or New York State and/or City personal income taxation. In addition, dividends attributable to interest on certain taxable municipal obligations may be treated as a tax preference item for purposes of the alternative minimum tax and may result in (or may increase) shareholder liability for the alternative minimum tax.

                           BNY Hamilton Funds, Inc.

                        Supplement dated March 5, 2008
                                      To
           Money Market Statement of Additional Information ("SAI")
                             dated April 30, 2007

   Effective March 3, 2008, the name of the BNY Hamilton New York Tax-Exempt Money Fund has been changed to the "BNY Hamilton New York AMT-Free Municipal Money Fund." All references to the BNY Hamilton New York Tax-Exempt Money Fund are deleted and replaced with references to the BNY Hamilton New York AMT-Free Municipal Money Fund.

   In connection with this change, the following additional change is made to the SAI referenced above.

   1. The first sentence of the sub-section entitled "Taxable Municipal Obligations" in the section entitled "Municipal Obligations" is deleted and replaced with the following:

      The Money Fund and Tax-Exempt Money Fund may invest in taxable municipal obligations, subject, in the case of the Tax-Exempt Money Fund, to the 20% limit described in its Prospectuses. (Under normal market conditions, the New York AMT-Free Municipal Money Fund may not invest in taxable municipal obligations but may do so for temporary defensive purposes.)

                           BNY Hamilton Funds, Inc.

                        Supplement dated March 5, 2008
                                      To
          BNY Hamilton Money Market Funds Prospectus--Classic Shares
          BNY Hamilton Money Market Funds Prospectus--Premier Shares BNY Hamilton Money Market Funds Prospectus--Hamilton Shares
          BNY Hamilton Money Market Funds Prospectus-- Agency Shares
       BNY Hamilton Money Market Funds Prospectus--Institutional Shares
                           each dated April 30, 2007

   Effective March 3, 2008, the following change is made to the Prospectuses referenced above.

   1. The second paragraph of the sub-section entitled "Principal Investment Strategies" in the section entitled "BNY Hamilton Treasury Money Fund" is deleted and replaced with the following:

      The Fund also invests in repurchase agreements that are fully collateralized by securities backed by the full faith and credit of the U.S. government to enhance yields. Repurchase agreements are contracts entered into between the Fund and a counterparty (typically a U.S. bank or securities dealer) where the counterparty sells a given U.S. Treasury or other security to the Fund and agrees to repurchase it at a specific time and price.

                           BNY Hamilton Funds, Inc.

                        Supplement dated March 5, 2008
                                      To
           Money Market Statement of Additional Information ("SAI")
                             dated April 30, 2007

   Effective March 3, 2008, the following change is made to the SAI referenced above.

   1. The second sentence of the second paragraph in the sub-section entitled "Repurchase Agreements" in the section entitled "Investment Objectives and Policies" is deleted and replaced with the following:

      The U.S. Government Money Fund may only engage in repurchase agreements that are fully collateralized by U.S. Treasury and U.S. Government securities, and the Treasury Money Fund may only engage in repurchase agreements that are fully collateralized by obligations backed by the full faith and credit of the U.S. government.

                           BNY Hamilton Funds, Inc.

                        Supplement dated March 5, 2008
      to Statement of Additional Information ("SAI") dated April 30, 2007

   Effective March 3, 2008, the following changes are made to the SAI referenced above.

   1. The first sentence of the sixth paragraph in the section entitled "Net Asset Value" is deleted and replaced with the following:

      Fixed income securities with a maturity of 60 days or more, including securities listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the mean of the most recent bid and asked quotations on such exchange or in the over-the-counter market, if it is determined that such exchange or market constitutes the broadest and most representative market for the security, and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions.

   2. The term "FT Interactive Data" on page 66 of the SAI (in the section entitled "Disclosure of Portfolio Holdings") is deleted and replaced with "Investment Technology Group (ITG)."